Common Stock (Tables)	12 Months Ended
Dec. 31, 2010
Common Stock
Changes in the Treasury Stock

Description	Shares increase	Shares decrease	Net changes

Shares at January 1, 2008			26,082

2008	73,636,201	26,232,012	47,404,189
2009	43,412	4,150,979	(4,107,567)
2010	—	—	—

Shares at December 31, 2010			43,322,704